Other Receivable and Prepaid Expenses (Details Textual) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Other Receivable and Prepaid Expenses (Textual)
Biotechnology tax credit receivable	$ 0	$ 232,000